Unsecured Promissory Note To Related Parties (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Unsecured Promissory Note to Related Parties [Abstract]
Schedule of Unsecured Promissory Note Payable

The following is a summary of the Company’s unsecured promissory note payable as of December 31, 2024 and March 31, 2024:

	Outstanding
(In USD) As at	December 31, 2024	March 31, 2024
Unsecured promissory note	$-	$2,027,840
Total	-	2,027,840

The following is a summary of the Company’s unsecured promissory note payable as of March 31, 2024 and March 31, 2023:

	Outstanding
As at	March 31, 2024	March 31, 2023
Unsecured promissory note	$2,027,840	$-
Total	2,027,840	-